MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities Calssified as Available-for-sale Securities
At December 31, 2018, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31, 2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Treasury bonds within one year maturity	$2,967	2	$-	$2,969
Corporate bonds:		-
Maturing within one year	20,061	-	(38)	20,023
Maturing within between one to five years	47,504	-	(279)	47,225
	67,565	-	(317)	67,248
	$70,532	2	$(317)	$70,217

At December 31, 2017, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Certificates of deposits	$11,075	-	$(62)	$11,013
Corporate bonds:		-
Maturing within one year	2,113	-	(10)	2,103
Maturing within between one to five years	19,833	-	(219)	19,614
	21,946	-	(229)	21,717
	$33,021	-	$(291)	$32,730